Supplemental Cash Flow Information (Tables)	3 Months Ended
Mar. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]
The following schedule summarizes non-cash financing activities for the period presented.

Three Months Ended March 31,
2015
(Millions)
Non-cash financing activities:
Non-cash issuance of common units (1)	$180.0
Non-cash issuance of Class C Common Units (1)	$180.0
Non-cash adjustment of interest in Midstream Holdings (2)	$20.9